Equity Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Equity Transactions
Equity Transactions

The Company has 2,000,000,000 common shares authorized with a par value of $ 0.001 per share.

The Company has 10,000,000 preferred shares authorized with a par value of $ 0.001 per share.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	March 30, 2017
Warrants	9,200,000
Stock price on grant date	$0.002
Exercise price	$0.002
Expected life	5 year
Volatility	120%
Risk-free rate	1.96%
Calculated value	$15,278
Fair value allocation of proceeds	$45,466

The following is a summary of the warrant activity for the period March 31, 2017 to September 30, 2017:

	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2017	9,446,533	$0.102
Granted	—	—
Exercised	—	—
Outstanding, September 30, 2017	9,446,533	$0.102

Effective June 7, 2017, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 20 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

During the period ended September 30, 2017, the Company issued common stock to satisfy convertible debt conversions at a price below par value as obligated by contract. During this period the Company issued 779,232,358 common shares at a below par rate, incurring an adjustment to additional paid in capital of $502,027.

During August 2017, the Company received $100,000 from a related party as consideration for a stock subscription agreement dated October 16, 2017. The agreement stipulates issuance of 333,333,333 common stock and an additional warrants to purchase another 333,333,333 common shares at $0.0003 per share for a five year term. As of September 30, 2017, the Company has not fulfilled this obligation, thus the $100,000 collected on this agreement is recorded as common stock to be issued in the financial statements until shares are issued to complete this transaction.

During the period ended March 31, 2017, the Company received, as listed, conversion notices from various note holders. The Company issued the following common shares to satisfy the conversion of the following debt and interest:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2016	$2,197	488,316	$ 0.00450
April 4, 2016	$4,847	862,500	$ 0.00562
April 7, 2016	$1,750	486,111	$ 0.00360
April 14, 2016	$4,158	962,500	$ 0.00432
April 15, 2016	$1,318	488,311	$ 0.00270
April 26, 2016	$1,705	631,489	$ 0.00270
May 4, 2016	$2,067	485,901	$ 0.00426
May 31, 2016	$ 828	230,003	$ 0.00360
June 2, 2016	$9,120	1,500,000	$ 0.00608
June 2, 2016	$4,401	1,467,017	$ 0.00300
June 14, 2016	$5,847	1,461,795	$ 0.00400
June 17,2016	$5,691	1,422,808	$ 0.00400
June 29, 2016	$6,580	1,063,518	$ 0.00618
August 23, 2016	$2,567	1,106,487	$ 0.00232
August 29, 2016	$2,570	1,107,806	$ 0.00232
September 6, 2016	$2,547	1,097,634	$ 0.00232
September 20, 2016	$2,443	1,263,383	$ 0.00194
September 26, 2016	$2,946	1,269,672	$ 0.00232
September 28, 2016	$2,947	1,270,172	$ 0.00232
September 30, 2016	$3,949	2,553,336	$ 0.00154
October 7, 2016	$3,381	2,914,578	$ 0.00116
October 14, 2016	$3,380	2,913,784	$ 0.00116
October 21, 2016	$3,385	2,917,784	$ 0.00116
October 26, 2016	$3,382	2,915,828	$ 0.00116
October 31, 2016	$5,037	4,341,852	$ 0.00116
November 7 , 2016	$5,015	4,323,647	$ 0.00116
November 22, 2016	$5,513	4,753,008	$ 0.00116
November 29, 2016	$5,515	4,754,647	$ 0.00116
December 6, 2016	$4,058	3,497,965	$ 0.00116
January 10, 2017	$6,301	6,301,150	$ 0.00100
February 22, 2017	$4,290	3,575,000	$ 0.00120
March 13, 2017	$4,080	3,400,000	$ 0.00120
March 21, 2017	$4,920	4,100,000	$ 0.00120
March 22, 2017	$5,160	4,300,000	$ 0.00120
March 24, 2017	$5,460	4,550,000	$ 0.00120
March 30, 2017	$5,645	4,800,000	$ 0.00118
March 31, 2017	$5,939	5,050,000	$ 0.00118
March 31, 2017 Total	$150,939	90,628,002

During the period ended September 30, 2017, the Company received, as listed, conversion notices from various note holders. The Company issued the following common shares to satisfy the conversion of the following debt and interest:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 5, 2017	$6,233	5,300,000	$0.00118
April 10, 2017	$6,586	5,600,000	$0.00118
April 11, 2017	$6,880	5,850,000	$0.00118
April 18, 2017	$7,291	6,200,000	$0.00118
April 20, 2017	$7,644	6,500,000	$0.00118
April 21, 2017	$16,464	14,000,000	$0.00118
April 25, 2017	$17,287	14,700,000	$0.00118
April 26, 2017	$26,600	26,600,000	$0.00100
May 1, 2017	$8,700	14,500,000	$0.00060
June 13, 2017	$1,200	10,000,000	$0.00012
June 16, 2017	$1,930	19,299,400	$0.00010
June 16, 2017	$1,300	11,000,000	$0.00012
June 20, 2017	$1,392	11,600,000	$0.00012
June 21, 2017	$2,314	23,139,900	$0.00010
June 22, 2017	$1,590	13,250,000	$0.00012
June 22, 2017	$1,470	12,250,000	$0.00012
June 26, 2017	$1,800	15,000,000	$0.00012
June 29, 2017	$1,980	16,500,000	$0.00012
July 3, 2017	$2,088	17,400,000	$0.00012
July 12, 2017	$2,088	17,400,000	$0.00012
July 13, 2017	$2,484	13,800,000	$0.00018
July 14, 2017	$3,374	19,000,000	$0.00018
July 18, 2017	$3,374	19,000,000	$0.00018
July 20, 2017	$3,582	19,900,000	$0.00018
July 24, 2017	$6,270	20,900,000	$0.0003
July 25, 2017	$6,870	22,900,000	$0.0003
July 28, 2017	$7,200	24,000,000	$0.0003
August 2, 2017	$7,200	24,000,000	$0.0003
August 4, 2017	$9,000	25,000,000	$0.00036
August 8, 2017	$11,119	26,475,000	$0.00042
August 11, 2017	$13,920	29,000,000	$0.00048
August 16, 2017	$12,810	30,500,000	$0.00042
August 22, 2017	$6,709	19,168,058	$0.00035
August 25, 2017	$11,200	32,000,000	$0.00035
August 31, 2017	$9,600	32,000,000	$0.0003
September 7, 2017	$9,900	36,000,000	$0.00028
September 15, 2017	$9,437	37,900,000	$0.00025
September 22, 2017	$9,910	39,800,000	$0.00025
September 28, 2017	$10,408	41,800,000	$0.00025
September 30, 2017 Total	$277,204	779,232,358

(2) Effective April 6, 2015, the Company approved the re-pricing of all 135,627 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $1.60 per share and $3.40 per share, to $1.60 per share which was the closing price of the Company’s common stock on April 6, 2015. All of the other terms of the options remained unchanged. (3) Effective August 4, 2015, the Company approved the re-pricing of all 185.627 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $1.60 per share and $0.40 per share, to $0.40 per share which was the closing price of the Company’s common stock on August 4, 2015. All of the other terms of the options remained unchanged. The Company revalued all existing options on January 12, 2015 and again on April 6, 2015, and again on August 4, 2015 using the Black-Scholes option pricing model using the initial terms of the options and the modified terms of the options. The difference in the valuations was recorded as additional expense. The re-pricing of the options resulted in the recognition of an additional $50,448 on January 9, 2015 and an additional $9,316 on April 6, 2015, and an additional $47,463 on August 4, 2015 in related stock based compensation expense for those periods.

The following is a summary of the inputs used to determine the value of the options using the Black-Scholes option pricing model.

Date	April 6, 2015	June 9, 2015	December 15, 2015	March 30, 2017
Options	102,000	50,000	43,000	29,000,000
Stock price grant date	$1.60	$0.40	$0.20	$0.002
Initial Exercise price	$1.60	$0.40	$0.20	$0.002
Modified Exercise price	$0.20	$0.20	$0.20	-
Expected life	5.0	5.0	5.0	5.0
Volatility	99%	99%	84%	120%
Risk-free rate	1.31%	1.74%	1.70%	1.93%
Calculated value	$120,778	$14,838	$5,736	$48,017
Modified value	$151,221	$16,347	$5,736	$48,017

The following is a summary of the option activity for the period March 31, 2017 through September 30, 2017:

	Number of options	Weighted average exercise price
Outstanding, March 31, 2017	29,228,627	$0.004
Granted	—	—
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2017	29,228,627	$0.004

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718: Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option, whichever can be more clearly determined.

The Company has 2,000,000,000 common shares authorized with a par value of $ 0.001 per share.

The Company has 10,000,000 preferred shares authorized with a par value of $ 0.001 per share.

On July 18, 2013, the Company designated, from the 10,000,000 authorized shares of preferred stock, 6,000,000 shares of Series “A” Preferred Stock. The Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company granted 6,000,000 Series “A” Preferred shares and 41,384 common shares for the intellectual property. The common and preferred shares were valued at a total of $123,973.

On July 19, 2013, our new officer/director agreed to cancel 250,128 common shares and returned them to treasury. Certain other shareholders also agreed to cancel 131,261 common shares.

On September 5, 2013, the Company increased the authorized common shares from 900,000 to 375,030,000. Correspondingly, the Company affirmed a forward split of 4.167 for 1 in which each shareholder was issued 4.167 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

On October 29, 2013, the Company granted 125 units at $600.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $1,000.00 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On December 11, 2013, the Company granted 125 units at $600.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $1,000.00 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On June 9, 2015, the Company issued 45,000 units at $0.40 per unit. Each unit consisted of one common stock warrant with an exercise price of $0.40 and a five year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On December 15, 2015, the Company issued 200,000 units at $0.20 per unit. Each unit consisted of one common stock warrant with an exercise price of $0.20 and a five year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	June 9, 2015	Dec 15,2015	March 30, 2017
Warrants	45,000	200,000	9,200,000
Stock price on grant date	$0.40	$0.20	$0.002
Exercise price	$0.40	$0.20	$0.002
Expected life	5 year	5 year	5 year
Volatility	98%	98%	120%
Risk-free rate	1.74%	1.71%	1.96%
Calculated value	$13,259	$29,612	$15,278
Fair value allocation of proceeds	$13,259	$29,612	$45,466

The following is a summary of the warrant activity for the period March 31, 2016 to March 31, 2017:

	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2016	246,533	$3.84
Granted	9,200,000	$0.002
Exercised	-	-
Outstanding, March 31, 2017	9,446,556	$0.102

On April 22, 2015, the Company sold 5,019 shares of common stock for $5,405 in cash, which was paid directly to a vendor for accounts payable.

On June 25, 2015, the Company sold 77,123 shares of common stock for $10,797 in cash, of which $3,750 was paid directly to professionals in connection with the expenses of that sale, and $7,047 was retained by the Company.

On July 7, 2015, the Company sold 80,971 shares of common stock for $11,336 in cash, of which $3,750 was paid directly to a vendor for professional services.

On July 15, 2015, the Company sold 71,964 shares of common stock for $10,075 in cash.

On October 27, 2015, the Company sold 82,442 shares of common stock for $11,542 in cash.

On February 8, 2016, the Company approved a change in the authorized shares of common stock to 4,000,000,000 shares.

Effective February 11, 2016, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 100 of each share issued and outstanding on the effective date.

On May 9, 2017, the Company approved the reduction of the number of authorized $0.001 par value common stock from 40,000,000,000 common shares to 2,000,000,000 common shares. These financial statements reflect the change in authorized stock.

Effective June 7, 2017, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 20 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

During the year ended March 31, 2014, the Company granted 23,752 stock options to officers, directors, employees and consultants. During the year ended March 31, 2015, the Company granted 9,875 stock options to officers, directors, employees and consultants. During the period ended March 31, 2016, the Company granted 195,000 stock options to officers, directors, employees and consultants The options have been re-priced twice as follows: (1) Effective January 12, 2015, the Company approved the re-pricing of all 33,627 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $38.40 per share and $600.00 per share, to $3.40 per share which was the closing price of the Company’s common stock on January 9, 2015. All of the other terms of the options remained unchanged.

During the periods ended March 31, 2017 and March 31, 2016, the Company received, as listed, conversion notices from various note holders. The Company issued the following common shares to satisfy the conversion of the following debt and interest:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	20,556	$0.81000
April 6, 2015	$10,000	10,482	$0.95400
April 8, 2015	$15,309	22,678	$0.67500
April 8, 2015	$20,001	22,727	$0.88000
April 9, 2015	$14,320	16,273	$0.88000
April 14, 2015	$10,000	11,848	$0.84400
April 16, 2015	$1,918	2,650	$0.72380
April 21, 2015	$10,000	12,987	$0.77000
April 29, 2015	$15,000	19,481	$0.77000
May 4, 2015	$5,083	6,573	$0.77320
May 12, 2015	$28,456	45,169	$0.63000
May 20, 2015	$20,199	47,382	$0.42620
May 20, 015	$17,240	39,182	$0.44000
May 27, 2015	$13,568	35,090	$0.38660
May 29, 2015	$15,000	44,118	$0.34000
June 11, 2015	$9,897	47,130	$0.21000
June 16, 2015	$14,100	58,750	$0.24000
June 16, 2015	$13,565	56,521	$0.24000
June 22, 2015	$7,415	61,792	$0.12000
June 22, 2015	$14,384	123,996	$0.11600
June 23, 2015	$7,752	64,600	$0.12000
September 16, 2015	$7,974	88,602	$0.09000
September 28, 2015	$10,000	83,333	$0.12000
September 29, 2015	$10,620	88,500	$0.12000
October 7, 2015	$2,250	18,750	$0.12000
October 7, 2015	$8,400	70,000	$0.12000
October 19, 2015	$9,720	81,000	$0.12000
November 2, 2015	$4,424	98,306	$0.04500
November 23, 2015	$10,000	83,333	$0.12000
November 30, 2015	$16,844	129,566	$0.13000
December 9, 2015	$1,746	38,800	$0.04500
December 17, 2015	$5,332	45,966	$0.11600
December 28, 2015	$1,341	29,810	$0.04500
December 28, 2015	$17,700	147,500	$0.12000
December 28, 2015	$14,305	119,208	$0.12000
December 28, 2015	$14,963	128,996	$0.11600
December 29, 2015	$8,395	69,958	$0.12000
December 29, 2015	$7,670	63,917	$0.12000
December 30, 2015	$6,651	147,812	$0.04500
January 1, 2016	$28,500	219,231	$0.13000
January 4, 2016	$19,339	161,161	$0.12000
January 5, 2016	$8,107	180,161	$0.04500
January 6, 2016	$16,070	133,917	$0.12000
January 6, 2016	$16,597	143,080	$0.11600
February 16 ,2016	$1,424	211,020	$0.00680
February 17, 2016	$12,800	422,164	$0.03040
February 23, 2016	$4,640	210,909	$0.02200
February 23, 2016	$3,086	210,044	$0.01460
February 24, 2016	$1,492	220,999	$0.00680
February 25, 2016	$3,000	131,949	$0.02280
February 25, 2016	$4,640	210,909	$0.02200
March 1, 2016	$1,313	291,723	$0.00440
March 2, 2016	$4,600	291,582	$0.01580
March 2, 2016	$1,650	129,321	$0.01280
March 2, 2016	$9,332	582,500	$0.01600
March 7, 2016	$2,799	327,315	$0.00860
March 11, 2016	$1,924	207,375	$0.00920
March 14, 2016	$2,245	356,289	$0.00640
March 15, 2016	$3,329	372,705	$0.00900
March 15, 2016	$5,210	572,500	$0.00920
March 22, 2016	$2,419	447,894	$0.00540
March 22, 2016	$2,367	360,023	$0.00660
March 22, 2016	$5,315	584,100	$0.00920
March 28, 2016	$1,986	447,939	$0.00440
March 31, 2016 Total	$602,376	9,730,152

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2016	$2,197	488,316	$ 0.00450
April 4, 2016	$4,847	862,500	$ 0.00562
April 7, 2016	$1,750	486,111	$ 0.00360
April 14, 2016	$4,158	962,500	$ 0.00432
April 15, 2016	$1,318	488,311	$ 0.00270
April 26, 2016	$1,705	631,489	$ 0.00270
May 4, 2016	$2,067	485,901	$ 0.00426
May 31, 2016	$ 828	230,003	$ 0.00360
June 2, 2016	$9,120	1,500,000	$ 0.00608
June 2, 2016	$4,401	1,467,017	$ 0.00300
June 14, 2016	$5,847	1,461,795	$ 0.00400
June 17,2016	$5,691	1,422,808	$ 0.00400
June 29, 2016	$6,580	1,063,518	$ 0.00618
August 23, 2016	$2,567	1,106,487	$ 0.00232
August 29, 2016	$2,570	1,107,806	$ 0.00232
September 6, 2016	$2,547	1,097,634	$ 0.00232
September 20, 2016	$2,443	1,263,383	$ 0.00194
September 26, 2016	$2,946	1,269,672	$ 0.00232
September 28, 2016	$2,947	1,270,172	$ 0.00232
September 30, 2016	$3,949	2,553,336	$ 0.00154
October 7, 2016	$3,381	2,914,578	$ 0.00116
October 14, 2016	$3,380	2,913,784	$ 0.00116
October 21, 2016	$3,385	2,917,784	$ 0.00116
October 26, 2016	$3,382	2,915,828	$ 0.00116
October 31, 2016	$5,037	4,341,852	$ 0.00116
November 7 , 2016	$5,015	4,323,647	$ 0.00116
November 22, 2016	$5,513	4,753,008	$ 0.00116
November 29, 2016	$5,515	4,754,647	$ 0.00116
December 6, 2016	$4,058	3,497,965	$ 0.00116
January 10, 2017	$6,301	6,301,150	$ 0.00100
February 22, 2017	$4,290	3,575,000	$ 0.00120
March 13, 2017	$4,080	3,400,000	$ 0.00120
March 21, 2017	$4,920	4,100,000	$ 0.00120
March 22, 2017	$5,160	4,300,000	$ 0.00120
March 24, 2017	$5,460	4,550,000	$ 0.00120
March 30, 2017	$5,645	4,800,000	$ 0.00118
March 31, 2017	$5,939	5,050,000	$ 0.00118
March 31, 2017 Total	$150,939	90,628,002

(2) Effective April 6, 2015, the Company approved the re-pricing of all 135,627 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $1.60 per share and $3.40 per share, to $1.60 per share which was the closing price of the Company’s common stock on April 6, 2015. All of the other terms of the options remained unchanged. (3) Effective August 4, 2015, the Company approved the re-pricing of all 185.627 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $1.60 per share and $0.40 per share, to $0.40 per share which was the closing price of the Company’s common stock on August 4, 2015. All of the other terms of the options remained unchanged. The Company revalued all existing options on January 12, 2015 and again on April 6, 2015, and again on August 4, 2015 using the Black-Scholes option pricing model using the initial terms of the options and the modified terms of the options. The difference in the valuations was recorded as additional expense. The re-pricing of the options resulted in the recognition of an additional $50,448 on January 9, 2015 and an additional $9,316 on April 6, 2015, and an additional $47,463 on August 4, 2015 in related stock based compensation expense for those periods.

The following is a summary of the inputs used to determine the value of the options using the Black-Scholes option pricing model.

Date	April 6, 2015	June 9, 2015	December 15, 2015	March 30, 2017
Options	102,000	50,000	43,000	29,000,000
Stock price grant date	$1.60	$0.40	$0.20	$0.002
Initial Exercise price	$1.60	$0.40	$0.20	$0.002
Modified Exercise price	$0.20	$0.20	$0.20	-
Expected life	5.0	5.0	5.0	5.0
Volatility	99%	99%	84%	120%
Risk-free rate	1.31%	1.74%	1.70%	1.93%
Calculated value	$120,778	$14,838	$5,736	$48,017
Modified value	$151,221	$16,347	$5,736	$48,017

The following is a summary of the option activity for the period March 31, 2016 through March 31, 2017:

	Number of options	Weighted average exercise price
Outstanding, March 31, 2016	228,627	$0.20
Granted	29,000,000	$0.002
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2017	29,228,627	$0.004

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718: Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option, whichever can be more clearly determined.